Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio,
Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio,
Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio

Investor Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2012

The following information supplements information found in the "Management Contracts" section beginning on page 44.

The following table provides information relating to other accounts managed by Mr. Scott as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$ 1,956	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 680	none	none

* Includes VIP Consumer Discretionary Portfolio ($34 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by Mr. Scott was none.

VIPINVFB-12-02  September 18, 2012
1.827184.113

Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio,
Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio,
and Utilities Portfolio

Initial Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2012

The following information supplements information found in the "Management Contracts" section beginning on page 44.

The following table provides information relating to other accounts managed by Mr. Scott as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$ 1,956	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 680	none	none

* Includes VIP Consumer Discretionary Portfolio ($34 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by Mr. Scott was none.

VIPFCB-12-02  September 18, 2012
1.782383.119